Condensed Consolidated Financial Statement Details	3 Months Ended
Mar. 31, 2025
Financial Statement Details
Condensed Consolidated Financial Statement Details

Note 5 – Condensed Consolidated Financial Statement Details

The following tables show the Company’s condensed consolidated financial statement details.

Inventories

	March 31, 2025	December 31, 2024
raw materials	$1,751,670	$1,808,253
Inventories in transit	-	125,917
finished goods	134,137	650,282
work in progress	517,018	321,931
Total inventories	$2,402,825	$2,906,383

Property, Plant and Equipment, Net

	March 31, 2025	December 31, 2024
Gross property, plant and equipment	$25,125,450	$24,884,609
Accumulated depreciation	8,188,743	7,700,417
Total property, plant and equipment, net	$16,936,707	$17,184,192

Accrued expenses and other current liabilities

	March 31, 2025	December 31, 2024
Advances from customers	$126,393	$81,153
Salary payable	151,262	87,206
Tax payable	5,893	17,235
Other payable	4,280,975	2,754,809
Long-term payable, current portion	158,016	152,550
Total	$4,722,539	$3,092,953